Financial risk - Bank’s liquid assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Liquid assets	$ 1,269	$ 1,404
Cash And Due From Banks [Member]
Disclosure of financial assets [line items]
Liquid assets	1,191	1,211
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Liquid assets	78	194
Total
Disclosure of financial assets [line items]
Liquid assets	1,269	1,405
UNITED STATES | Cash And Due From Banks [Member]
Disclosure of financial assets [line items]
Liquid assets	1,151	1,203
UNITED STATES | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Liquid assets	43	89
UNITED STATES | Total
Disclosure of financial assets [line items]
Liquid assets	1,194	1,292
Latin America [Member] | Cash And Due From Banks [Member]
Disclosure of financial assets [line items]
Liquid assets	15	8
Latin America [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Liquid assets	0	0
Latin America [Member] | Total
Disclosure of financial assets [line items]
Liquid assets	15	8
Multinational [Member] | Cash And Due From Banks [Member]
Disclosure of financial assets [line items]
Liquid assets	25	0
Multinational [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Liquid assets	35	105
Multinational [Member] | Total
Disclosure of financial assets [line items]
Liquid assets	$ 60	$ 105